NOTE 11 (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		92 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Details
Provision for income taxes
Marginal tax rate					39.00%